Vessels (Tables)	12 Months Ended
Dec. 31, 2016
Vessels In Operation [Member]
Vessels

	Vessel (in thousands)	Drydocking (in thousands)	Total (in thousands)
Cost
December 31, 2014	$1,307,013	$19,672	$1,326,685
Transfer in from vessels under construction	197,518	2,600	200,118
Additions	3,348	11,558	14,906
Disposals	(32,893)	(7,101)	(39,994)
Reduction in contract cost of newbuild vessels	(2,350)	—	(2,350)
Vessel write down following collision	(10,500)	—	(10,500)

December 31, 2015	$1,462,136	$26,729	$1,488,865
Additions	10,176	9,902	20,078
Transfer in from vessels under construction	256,663	2,800	259,463
Disposals	—	(5,482)	(5,482)
Reduction in contract cost of newbuild vessels	(1,484)	—	(1,484)
December 31, 2016	1,727,491	33,949	1,761,440

Accumulated Depreciation
December 31, 2014	$170,448	$9,238	$179,686
Charge for the period	47,698	5,616	53,314
Disposals for the period	(3,122)	(5,464)	(8,586)

December 31, 2015	$215,024	$9,390	$224,414
Charge for the period	53,653	8,496	62,149
Disposals for the period	—	(5,482)	(5,482)

December 31, 2016	268,677	12,404	281,081

Net Book Value
December 31, 2014	$1,136,565	$10,434	$1,146,999

December 31, 2015	$1,247,112	$17,339	$1,264,451

December 31, 2016	$1,458,814	$21,545	$1,480,359

Vessels Under Construction [Member]
Vessels
2015 (in thousands)	2016 (in thousands)
Vessels under construction at January 1	$134,246	$170,776
Payments to shipyard	222,835	221,532
Other payments including initial stores and site costs	9,323	12,580
Capitalized interest	4,490	5,067
Transfer to vessels in operation	(200,118)	(259,463)

Vessels under construction at December 31	$170,776	$150,492